PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current		$ 6,131	$ 7,001
Prepaid expenses and other current assets		6,131	7,001
Deposits [Member]
Prepaid Expense and Other Assets, Current		11	11
Prepaid expenses and other current assets		11	11
G S T Receivable [Member]
Prepaid Expense and Other Assets, Current		41	21
Prepaid expenses and other current assets		41	21
Margin Deposits [Member]
Prepaid Expense and Other Assets, Current	[1]	25	597
Prepaid expenses and other current assets	[1]	25	597
Other Receivables Third Parties [Member]
Prepaid Expense and Other Assets, Current		32	0
Prepaid expenses and other current assets		32	0
Other Receivables Related Party [Member]
Prepaid Expense and Other Assets, Current		30	30
Prepaid expenses and other current assets		30	30
Prepayment To Suppliers Third Parties [Member]
Prepaid Expense and Other Assets, Current	[2]	5,992	3,043
Prepaid expenses and other current assets	[2]	5,992	3,043
Loan To A Related Party [Member]
Prepaid Expense and Other Assets, Current			3,299
Prepaid expenses and other current assets			$ 3,299

[1]	Margin deposits relate to deposits placed with Phillip Nova Pte. Ltd. for derivative instruments entered into for the purpose of managing the Company’s commodity price risk (Note 16).
[2]	The amounts represent payments made to third parties for forthcoming goods and services to be derived at the end of the contract term.